Reconciliations of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2025
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
36	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
2025
Bank borrowings	48,175	-	(38,502)	(9,673)	-	-	-	-
Lease liabilities	119,984	1,159,035	(120,240)	(425,987)	32,750	(32,750)	13,820	746,612
Other borrowings	134,216	-	(134,216)	-	-	-	-	-
	302,375	1,159,035	(292,958)	(435,660)	32,750	(32,750)	13,820	746,612
	At beginning of year	Principal	Interest charges	Interest paid	At end of year
	US$	US$	US$	US$	US$
2024
Bank borrowings	72,164	(23,989)	2,250	(2,250)	48,175
Lease liabilities	280,811	(160,827)	7,251	(7,251)	119,984
Other borrowings	134,216	-	-	-	134,216
	487,191	(184,816)	9,501	(9,501)	302,375